Net Revenue (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Disaggregation of Revenue from Contracts with Customers

a.	Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2018	2019
	NT$	NT$
Product	(In Millions)	(In Millions)
Wafe r	$911,296.4	$927,317.3
Others	120,177.2	142,668.1

	$1,031,473.6	$1,069,985.4

	Years Ended December 31
	2018	2019
	NT$	NT$
Geography	(In Millions)	(In Millions)
Taiwan	$78,260.8	$84,255.2
United States	632,821.5	634,713.0
China	175,794.2	208,101.4
Europe, the Middle East and Africa	71,068.5	67,568.2
Japan	58,125.9	57,468.6
Others	15,402.7	17,879.0

	$1,031,473.6	$1,069,985.4

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2018	2019
	NT$	NT$
Platform	(In Millions)	(In Millions)
Smartphone	$466,452.3	$523,612.9
High Performance Computing	341,910.2	315,822.3
Internet of Things	65,091.3	86,342.7
Automotive	51,709.8	47,914.5
Digital Consumer Electronics	58,470.2	53,733.4
Others	47,839.8	42,559.6

	$1,031,473.6	$1,069,985.4

	Years Ended December 31
	2018	2019
	NT$	NT$
Resolution	(In Millions)	(In Millions)
7-nanometer	$81,680.7	$249,548.1
10-nanometer	96,989.5	23,266.4
16-nanometer	187,370.6	186,700.9
20-nanometer	23,618.4	9,535.8
28-nanometer	178,440.4	149,578.7
40/45-nanometer	101,801.0	93,366.3
65-nanometer	76,122.3	69,250.0
90-nanometer	36,652.1	25,624.2
0.11/0.13 micron	20,677.7	22,947.3
0.15/0.18 micron	81,182.6	77,564.5
0.25 micron and above	26,761.1	19,935.1

Wafer revenue	$911,296.4	$927,317.3

Summary of Contract Balances
b.	Contract balances

	January 1, 2018	December 31, 2018	December 31, 2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$32,434.8	$4,684.0	$6,784.3